Janus Henderson Short Duration Flexible Bond Fund
Schedule of Investments (unaudited)
September 30, 2025

	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – 44.7%
208 Park Avenue Mortgage Trust 2017-280P, CME Term SOFR 1 Month + 1.1800%, 5.3980%, 9/15/34ž,‡	$2,890,000	$2,866,081
A&D Mortgage Trust 2024-NQM4 A1, 5.4640%, 8/25/69ž	1,358,317	1,363,041
A&D Mortgage Trust 2024-NQM5 A1, 5.6990%, 11/25/69ž	579,927	582,866
Affirm Asset Securitization Trust 2024-A A, 5.6100%, 2/15/29ž	692,000	695,051
Affirm Master Trust 2025-3A A, 4.4500%, 10/16/34ž	797,000	794,358
AGL CLO 1 Ltd 2023-26A A1R, CME Term SOFR 3 Month + 1.2800%, 5.5550%, 10/21/38ž,‡	2,614,000	2,623,696
ALA Trust 2025-OANA A, CME Term SOFR 1 Month + 1.7426%, 5.8936%, 6/15/40ž,‡	1,658,000	1,664,009
ALA Trust 2025-OANA B, CME Term SOFR 1 Month + 1.8425%, 5.9935%, 6/15/40ž,‡	568,000	570,793
Alloya Auto Receivables Trust 2025-1A A3, 4.6900%, 12/26/28ž	2,456,000	2,473,317
Ally Bank Auto Credit-Linked Notes 2024-A A2, 5.6810%, 5/17/32ž	1,200,186	1,220,776
Ally Bank Auto Credit-Linked Notes 2024-B A2, 4.9700%, 9/15/32ž	1,510,301	1,524,872
Alterna Funding LLC 2024-1A A, 6.2600%, 5/16/39ž	1,483,026	1,486,103
Angel Oak Mortgage Trust I LLC 2019-5, 2.5930%, 10/25/49ž,‡	51,257	50,588
Angel Oak Mortgage Trust I LLC 2019-6, Refinitiv USD IBOR Consumer Cash Fallbacks 1 Year + 0.9500%, 2.6200%, 11/25/59ž,‡	45,609	44,881
Angel Oak Mortgage Trust I LLC 2024-5 A1, 4.9500%, 7/25/68ž,Ç	1,643,135	1,632,221
Angel Oak Mortgage Trust I LLC 2025-6 A1, 5.5150%, 4/25/70ž,Ç	1,207,023	1,217,040
Aqua Finance Trust 2021-A A, 1.5400%, 7/17/46ž	247,991	229,111
Aqua Finance Trust 2025-B A, 4.7900%, 5/17/51ž	1,754,618	1,757,387
ARES CLO Ltd 2019-53A A1R, CME Term SOFR 3 Month + 1.2800%, 5.5987%, 10/24/36ž,‡	814,000	815,283
Arivo Acceptance Auto Loan Receivables 2022-1A A, 3.9300%, 5/15/28ž	32,361	32,341
Babson CLO Ltd LP-5A A, CME Term SOFR 3 Month + 1.2200%, 5.5455%, 1/22/35ž,‡	1,777,880	1,782,619
Bain Capital Credit CLO Ltd 2023-3A A1R, CME Term SOFR 3 Month + 1.3100%, 5.5135%, 10/25/38ž,‡	1,490,000	1,494,888
Bayview Opportunity Master Fund 2021-4 A11, US 30 Day Average SOFR + 0.8500%, 5.0000%, 10/25/51ž,‡	1,618,469	1,505,007
Bayview Opportunity Master Fund 2021-5 AF, US 30 Day Average SOFR + 0.8500%, 5.0000%, 11/25/51ž,‡	1,549,357	1,441,225
Bayview Opportunity Master Fund 2022-2 A1, 3.0000%, 12/25/51ž,‡	1,216,772	1,051,948
Bayview Opportunity Master Fund VII 2025-EDU1 B, US 30 Day Average SOFR + 1.7000%, 6.0333%, 7/27/48ž,‡	439,000	439,000
Benefit Street Partners CLO Ltd 2018-15A A1R, CME Term SOFR 3 Month + 1.3900%, 5.7076%, 7/15/37ž,‡	1,119,000	1,122,338
Benefit Street Partners CLO Ltd 2025-43A A, CME Term SOFR 3 Month + 1.2700%, 5.1875%, 10/20/38ž,‡	2,100,000	2,106,300
BLP Commercial Mortgage Trust 2025-IND A, CME Term SOFR 1 Month + 1.2000%, 5.3502%, 3/17/42ž,‡	1,747,000	1,741,470
Blue Bridge Funding LLC 2023-1A A, 7.3700%, 11/15/30ž	680,013	685,007
BPR Trust 2023-BRK2 A, 7.1465%, 10/5/38ž,‡	1,788,000	1,880,427
BPR Trust 2024-PMDW A, 5.3580%, 11/5/41ž,‡	1,923,885	1,957,405
BPR Trust 2024-PMDW D, 5.8500%, 11/5/41ž,‡	737,000	724,772
BX Commercial Mortgage Trust 2021-21M A, CME Term SOFR 1 Month + 0.8445%, 4.9945%, 10/15/36ž,‡	746,174	745,350
BX Commercial Mortgage Trust 2021-LBA AJV, CME Term SOFR 1 Month + 0.9145%, 5.0655%, 2/15/36ž,‡	1,598,000	1,596,348
BX Commercial Mortgage Trust 2021-LBA AV, CME Term SOFR 1 Month + 0.9145%, 5.0655%, 2/15/36ž,‡	1,436,901	1,436,560
BX Commercial Mortgage Trust 2021-VOLT F, CME Term SOFR 1 Month + 2.5145%, 6.6646%, 9/15/36ž,‡	3,134,159	3,127,484
BX Commercial Mortgage Trust 2022-FOX2 A2, CME Term SOFR 1 Month + 0.7492%, 4.8994%, 4/15/39ž,‡	1,174,503	1,172,182
BX Commercial Mortgage Trust 2024-AIR2 A, CME Term SOFR 1 Month + 1.4923%, 5.6433%, 10/15/41ž,‡	1,799,422	1,802,076
BX Commercial Mortgage Trust 2024-AIRC A, CME Term SOFR 1 Month + 1.6912%, 5.8414%, 8/15/39ž,‡	2,393,851	2,399,658
BX Commercial Mortgage Trust 2024-AIRC C, CME Term SOFR 1 Month + 2.5900%, 6.7401%, 8/15/39ž,‡	738,658	740,482
BX Commercial Mortgage Trust 2024-BRBK A, CME Term SOFR 1 Month + 2.8796%, 7.0266%, 10/15/41ž,‡	803,659	808,704

	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
BX Commercial Mortgage Trust 2024-CNYN A, CME Term SOFR 1 Month + 1.4419%, 5.5920%, 4/15/41ž,‡	$1,706,239	$1,706,885
BX Commercial Mortgage Trust 2024-GPA3 A, CME Term SOFR 1 Month + 1.2928%, 5.4430%, 12/15/39ž,‡	995,181	996,612
BX Commercial Mortgage Trust 2024-GPA3 B, CME Term SOFR 1 Month + 1.6423%, 5.7925%, 12/15/39ž,‡	458,946	459,810
BX Commercial Mortgage Trust 2024-VLT4 A, CME Term SOFR 1 Month + 1.4914%, 5.6416%, 6/17/41ž,‡	1,797,039	1,796,810
BX Commercial Mortgage Trust 2025-DIME A, CME Term SOFR 1 Month + 1.1500%, 5.3002%, 2/15/35ž,‡	1,663,000	1,658,199
BX Commercial Mortgage Trust 2025-GW A, CME Term SOFR 1 Month + 1.6000%, 5.7500%, 7/15/42ž,‡	713,000	714,490
BX Commercial Mortgage Trust 2025-GW B, CME Term SOFR 1 Month + 1.8500%, 6.0000%, 7/15/42ž,‡	1,950,000	1,952,224
BX Commercial Mortgage Trust 2025-LUNR A, CME Term SOFR 1 Month + 1.5000%, 5.6502%, 6/15/40ž,‡	1,782,166	1,783,306
BX Commercial Mortgage Trust 2025-ROIC A, CME Term SOFR 1 Month + 1.1438%, 5.2940%, 3/15/30ž,‡	2,121,725	2,115,347
BX Commercial Mortgage Trust 2025-ROIC B, CME Term SOFR 1 Month + 1.3935%, 5.5436%, 3/15/30ž,‡	464,190	462,490
BX Commercial Mortgage Trust 2025-SPOT A, CME Term SOFR 1 Month + 1.4434%, 5.5935%, 4/16/40ž,‡	878,532	879,152
BX Commercial Mortgage Trust 2025-VLT7 A, CME Term SOFR 1 Month + 1.7000%, 5.8502%, 7/15/44ž,‡	3,300,000	3,309,407
BXHPP Trust 2021-FILM A, CME Term SOFR 1 Month + 0.7645%, 4.9145%, 8/15/36ž,‡	430,000	417,376
Carlyle Global Markets Strategies 2018-4A A2R, CME Term SOFR 3 Month + 1.5600%, 5.8824%, 10/19/37ž,‡	2,189,000	2,194,383
Carlyle Global Markets Strategies 2023-2A A1R, CME Term SOFR 3 Month + 1.3200%, 5.6390%, 7/20/38ž,‡	2,286,000	2,293,522
CART 2024-DFW1 A, CME Term SOFR 1 Month + 1.6417%, 5.7919%, 8/15/41ž,‡	1,151,000	1,148,392
CART 2024-DFW1 B, CME Term SOFR 1 Month + 2.2908%, 6.4410%, 8/15/41ž,‡	846,629	861,121
CBAM CLO Management 2019-11RA A2, CME Term SOFR 3 Month + 1.7616%, 6.0871%, 1/22/35ž,‡	4,325,000	4,338,471
CBAMR Ltd 2018-5A A1R, CME Term SOFR 3 Month + 1.3400%, 5.4523%, 10/18/38ž,‡	1,003,000	1,006,077
CF Hippolyta Issuer LLC 2021-1A A1, 1.5300%, 3/15/61ž	2,160,417	1,789,071
CF Hippolyta Issuer LLC 2021-1A B1, 1.9800%, 3/15/61ž	383,821	245,154
CF Hippolyta Issuer LLC 2022-1A A1, 5.9700%, 8/15/62ž	10,110,739	9,762,984
Chase Mortgage Finance Corp 2020-CL1 M1, CME Term SOFR 1 Month + 2.3645%, 6.5224%, 10/25/57ž,‡	2,309,736	2,378,613
CIFC Funding Ltd 2019-7A A1R, CME Term SOFR 3 Month + 1.2800%, 5.3713%, 10/19/38ž,‡	1,699,000	1,705,142
COLEM Mortgage Trust 2022-HLNE A, 2.5430%, 4/12/42ž,‡	4,914,000	4,585,829
COMM Mortgage Trust 2024-WCL1 A, CME Term SOFR 1 Month + 1.8410%, 5.9912%, 6/17/41ž,‡	2,536,542	2,533,495
Compass Datacenters Issuer II LLC 2025-1A A1, 5.3160%, 5/25/50ž	2,766,000	2,797,225
Compass Datacenters Issuer III LLC 2025-1A A2, 5.6560%, 2/25/50ž	1,414,000	1,439,301
Connecticut Avenue Securities Trust 2021-R02 2M2, US 30 Day Average SOFR + 2.0000%, 6.3560%, 11/25/41ž,‡	4,100,748	4,149,531
Connecticut Avenue Securities Trust 2021-R03 1M2, US 30 Day Average SOFR + 1.6500%, 6.0060%, 12/25/41ž,‡	951,000	955,240
Connecticut Avenue Securities Trust 2022-R01 1B1, US 30 Day Average SOFR + 3.1500%, 7.5060%, 12/25/41ž,‡	1,759,000	1,800,499
Connecticut Avenue Securities Trust 2022-R01 1M2, US 30 Day Average SOFR + 1.9000%, 6.2560%, 12/25/41ž,‡	1,997,000	2,026,831
Connecticut Avenue Securities Trust 2022-R05 2M1, US 30 Day Average SOFR + 1.9000%, 6.2560%, 4/25/42ž,‡	482,407	483,431
Connecticut Avenue Securities Trust 2022-R07 1M1, US 30 Day Average SOFR + 2.9500%, 7.3060%, 6/25/42ž,‡	1,479,516	1,517,647
Connecticut Avenue Securities Trust 2023-R01 1M1, US 30 Day Average SOFR + 2.4000%, 6.7560%, 12/25/42ž,‡	582,626	595,093
Connecticut Avenue Securities Trust 2023-R06 1M1, US 30 Day Average SOFR + 1.7000%, 6.0560%, 7/27/43ž,‡	553,138	555,155
Connecticut Avenue Securities Trust 2023-R07 2M1, US 30 Day Average SOFR + 1.9500%, 6.3060%, 9/25/43ž,‡	238,844	240,012
Connecticut Avenue Securities Trust 2023-R08 1M1, US 30 Day Average SOFR + 1.5000%, 5.8560%, 10/26/43ž,‡	464,439	465,146

	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
Connecticut Avenue Securities Trust 2024-R01 1M1, US 30 Day Average SOFR + 1.0500%, 5.4060%, 1/25/44ž,‡	$455,006	$455,456
Connecticut Avenue Securities Trust 2024-R03 2M1, US 30 Day Average SOFR + 1.1500%, 5.5060%, 3/25/44ž,‡	280,156	280,360
Connecticut Avenue Securities Trust 2024-R04 1M1, US 30 Day Average SOFR + 1.1000%, 5.4560%, 5/25/44ž,‡	352,568	352,648
Connecticut Avenue Securities Trust 2024-R05 2M1, US 30 Day Average SOFR + 1.0000%, 5.3560%, 7/25/44ž,‡	200,744	200,656
Connecticut Avenue Securities Trust 2024-R06 1M1, US 30 Day Average SOFR + 1.0500%, 5.4060%, 9/26/44ž,‡	424,532	424,472
Connecticut Avenue Securities Trust 2025-R01 1M1, US 30 Day Average SOFR + 1.1000%, 5.4560%, 1/25/45ž,‡	249,987	250,090
Connecticut Avenue Securities Trust 2025-R02 1M1, US 30 Day Average SOFR + 1.1500%, 5.5060%, 2/27/45ž,‡	487,036	487,116
Connecticut Avenue Securities Trust 2025-R03 2M1, US 30 Day Average SOFR + 1.6000%, 5.9560%, 3/27/45ž,‡	1,472,818	1,476,647
Connecticut Avenue Securities Trust 2025-R04 1M1, US 30 Day Average SOFR + 1.2000%, 5.5560%, 5/25/45ž,‡	1,277,529	1,278,890
Connecticut Avenue Securities Trust 2025-R05 2M1, US 30 Day Average SOFR + 1.2000%, 5.5560%, 7/25/45ž,‡	686,381	687,689
COOPR Residential Mortage Trust 2025-CES3 A1A, 4.8400%, 9/25/60ž,Ç	902,000	900,332
COOPR Residential Mortgage Trust 2025-CES2 A1A, 5.5020%, 6/25/60ž,Ç	410,205	413,895
CPF IV LLC / CP EF Asset Securitization LLC 2023-1A A, 7.4800%, 3/15/32ž	238,377	240,595
CPT Mortgage Trust 2019-CPT F, 3.0967%, 11/13/39ž,‡	1,690,000	1,296,427
CRB Securitization Trust 2023-1 A, 6.9600%, 10/20/33ž	53,008	53,069
Croton Park CLO Ltd, CME Term SOFR 3 Month + 1.5600%, 5.8776%, 10/15/36ž,‡	1,121,000	1,123,739
CyrusOne Data Centers Issuer I LLC 2023-1A B, 5.4500%, 4/20/48ž	301,372	299,239
CyrusOne Data Centers Issuer I LLC 2023-2A A2, 5.5600%, 11/20/48ž	356,391	360,110
CyrusOne Data Centers Issuer I LLC 2024-1A A2, 4.7600%, 3/22/49ž	708,449	700,520
CyrusOne Data Centers Issuer I LLC 2024-2A A2, 4.5000%, 5/20/49ž	838,000	824,257
CyrusOne Data Centers Issuer I LLC 2024-3A A2, 4.6500%, 5/20/49ž	3,607,000	3,503,031
DB Master Finance LLC 2017-1A A2II, 4.0300%, 11/20/47ž	4,739,700	4,684,375
DB Master Finance LLC 2021-1A A2II, 2.4930%, 11/20/51ž	279,125	263,317
DC Commercial Mortgage Trust 2023-DC B, 6.8043%, 9/12/40ž	1,459,617	1,511,035
Diamond Infrastructure Funding LLC 2021-1A A, 1.7600%, 4/15/49ž	2,114,000	2,035,681
DROP Mortgage Trust 2021-FILE A, CME Term SOFR 1 Month + 1.2645%, 5.4145%, 10/15/43ž,‡	3,929,000	3,821,949
Ellington Financial Mortgage Trust 2025-CES1 A1A, 5.7260%, 1/25/60ž,Ç	438,006	443,058
Elmwood CLO X Ltd 2021-3A AR2, CME Term SOFR 3 Month + 1.3000%, 5.5577%, 7/20/38ž,‡	1,594,000	1,598,814
Enva LLC 2024-A A, 7.4300%, 10/21/30ž	216,765	217,362
Extended Stay America Trust 2021-ESH E, CME Term SOFR 1 Month + 2.9645%, 7.1145%, 7/15/38ž,‡	2,856,176	2,854,681
Extended Stay America Trust 2025-ESH A, CME Term SOFR 1 Month + 1.3000%, 5.4500%, 10/15/42ž,‡	1,086,000	1,084,985
FIGRE Trust 2024-HE1 A, 6.1650%, 3/25/54ž,‡	631,739	648,758
FIGRE Trust 2024-HE2 A, 6.3800%, 5/25/54ž,‡	509,242	524,370
FIGRE Trust 2024-HE3 A, 5.9370%, 7/25/54ž,‡	360,051	367,929
FIGRE Trust 2024-HE4 A, 5.0560%, 9/25/54ž,‡	716,843	721,066
FIGRE Trust 2025-FL1 A1, 5.2650%, 7/25/55ž,Ç	966,139	968,327
FIGRE Trust 2025-HE2 A, 5.7750%, 3/25/55ž,‡	816,888	831,865
FIGRE Trust 2025-HE3 A, 5.5600%, 5/25/55ž,‡	896,832	909,322
FIGRE Trust 2025-HE4 A, 5.4080%, 7/25/55ž,‡	559,045	565,285
FIGRE Trust 2025-HE5 A, 5.2850%, 8/25/55ž,‡	600,266	605,637
FIGRE Trust 2025-PF2 A, 5.0170%, 10/25/55ž,‡	1,663,000	1,662,975
Finance of America Structured Securities Trust 2025-S1 A1, 3.5000%, 2/25/75ž	669,602	647,124
First Help Financial LLC 2024-2A A2, 5.8900%, 6/15/30ž	597,188	602,632
Foundation Finance Trust 2024-2A A, 4.6000%, 3/15/50ž	644,573	646,382
Foundation Finance Trust 2025-2A A, 4.6700%, 4/15/52ž	1,034,280	1,039,393
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA6 M2, US 30 Day Average SOFR + 1.5000%, 5.8560%, 10/25/41ž,‡	1,026,316	1,029,474
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-HQA3 M2, US 30 Day Average SOFR + 2.1000%, 6.4560%, 9/25/41ž,‡	361,621	363,688
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-HQA1 M1A, US 30 Day Average SOFR + 2.1000%, 6.4560%, 3/25/42ž,‡	189,161	189,935
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-HQA3 M1A, US 30 Day Average SOFR + 2.3000%, 6.6560%, 8/25/42ž,‡	452,277	460,098
Freddie Mac Structured Agency Credit Risk Debt Notes 2023-DNA2 M1A, US 30 Day Average SOFR + 2.1000%, 6.4480%, 4/27/43ž,‡	986,970	1,000,682

	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
Freddie Mac Structured Agency Credit Risk Debt Notes 2023-HQA2 M1A, US 30 Day Average SOFR + 2.0000%, 6.3560%, 6/25/43ž,‡	$606,788	$608,385
Freddie Mac Structured Agency Credit Risk Debt Notes 2023-HQA3 M1, US 30 Day Average SOFR + 1.8500%, 6.2060%, 11/25/43ž,‡	468,416	470,355
Freddie Mac Structured Agency Credit Risk Debt Notes 2024-DNA2 M1, US 30 Day Average SOFR + 1.2000%, 5.5560%, 5/25/44ž,‡	700,170	700,607
Freddie Mac Structured Agency Credit Risk Debt Notes 2024-DNA3 M1, US 30 Day Average SOFR + 1.0000%, 5.3560%, 10/25/44ž,‡	197,955	197,863
Freddie Mac Structured Agency Credit Risk Debt Notes 2024-HQA2 M1, US 30 Day Average SOFR + 1.2000%, 5.5560%, 8/25/44ž,‡	1,114,773	1,115,094
Freddie Mac Structured Agency Credit Risk Debt Notes 2025-DNA1 M1, US 30 Day Average SOFR + 1.0500%, 5.4060%, 1/25/45ž,‡	503,979	504,009
Freddie Mac Structured Agency Credit Risk Debt Notes 2025-DNA2 M1, US 30 Day Average SOFR + 1.2000%, 5.5560%, 5/25/45ž,‡	317,057	317,209
Freddie Mac Structured Agency Credit Risk Debt Notes 2025-DNA3 M1, US 30 Day Average SOFR + 1.1000%, 5.4704%, 9/25/45ž,‡	358,000	358,008
Freddie Mac Structured Agency Credit Risk Debt Notes 2025-HQA1 M1, US 30 Day Average SOFR + 1.1500%, 5.5060%, 2/27/45ž,‡	1,194,487	1,194,457
Golden Tree Loan Management US CLO1 Ltd 2023-17A AR, CME Term SOFR 3 Month + 1.2800%, 5.6055%, 1/20/39ž,‡	1,761,000	1,765,073
Gracie Point International Funding 2024-1A A, US 90 Day Average SOFR + 1.7000%, 6.0555%, 3/1/28ž,‡	558,000	559,085
Gracie Point International Funding 2025-1A A, US 30 Day Average SOFR + 1.5000%, 5.8721%, 8/15/28ž,‡	892,000	893,664
Great Wolf Trust 2024-WLF2 A, CME Term SOFR 1 Month + 1.6912%, 5.8414%, 5/15/41ž,‡	2,209,000	2,213,006
GS Mortgage Securities Trust 2025-800D A, CME Term SOFR 1 Month + 2.6500%, 6.7858%, 11/25/41ž,‡	2,467,000	2,473,567
GS Mortgage-Backed Securites Trust 2025-CES2 A1, 5.1800%, 9/25/55ž,Ç	1,230,000	1,229,989
Hilton Grand Vacations Trust 2020-AA, 2.7400%, 2/25/39ž	704,655	692,824
Homeward Opportunities Fund I Trust 2024-RRTL2 A1, 5.9890%, 9/25/39ž,Ç	797,000	799,703
Homeward Opportunities Fund I Trust 2024-RTL1 A1, 7.1200%, 7/25/29ž,Ç	1,792,000	1,798,754
Homeward Opportunities Fund I Trust 2025-RRTL1 A1, 5.4760%, 3/25/40ž,Ç	1,377,000	1,384,085
Homeward Opportunities Fund I Trust 2025-RRTL2 A1, 5.2370%, 9/25/40ž,Ç	520,000	521,509
Hudson's Bay Simon JV Trust 2015-HB10 A10, 4.1545%, 8/5/34ž	412,000	399,345
Hudson's Bay Simon JV Trust 2015-HB7 A7, 3.9141%, 8/5/34ž	72,393	72,049
Hudson's Bay Simon JV Trust 2015-HB7 B7, 4.6662%, 8/5/34ž	100,000	99,330
JP Morgan Mortgage Trust 2025-5MPR A1D, 5.5000%, 11/25/55ž,Ç	622,798	625,320
KRE Commercial Mortgage Trust 2025-AIP4 A, CME Term SOFR 1 Month + 1.3000%, 5.4502%, 3/17/42ž,‡	1,485,000	1,482,825
LAD Auto Receivables Trust 2022-1A A, 5.2100%, 6/15/27ž	35,736	35,743
LBA Trust 2024-BOLT A, CME Term SOFR 1 Month + 1.5911%, 5.7413%, 6/15/39ž,‡	1,424,004	1,424,408
Lendbuzz Securitization Trust 2021-1A A, 4.2200%, 5/17/27ž	334,110	333,678
Lendbuzz Securitization Trust 2023-1A A2, 6.9200%, 8/15/28ž	888,500	898,835
Lendbuzz Securitization Trust 2024-1A A2, 6.1900%, 8/15/29ž	946,967	951,934
Lendbuzz Securitization Trust 2024-3A A2, 4.9700%, 10/15/29ž	668,846	667,845
Lex Commercial Loan Master Trust 2024-BBG A, 5.0361%, 10/13/33ž,‡	427,000	429,819
LHOME Mortgage Trust 2024-RTL1 A1, 7.0170%, 1/25/29ž,Ç	836,000	840,627
LHOME Mortgage Trust 2024-RTL2 A1, 7.1280%, 3/25/29ž,Ç	1,454,356	1,467,216
LHOME Mortgage Trust 2024-RTL3 A1, 6.9000%, 5/25/29ž,Ç	586,465	593,427
LHOME Mortgage Trust 2024-RTL4 A1, 5.9210%, 7/25/39ž,Ç	1,729,143	1,741,129
LHOME Mortgage Trust 2025-RTL3 A1, 5.2390%, 8/25/40ž,Ç	520,000	521,812
Life Financial Services Trust 2021-BMR C, CME Term SOFR 1 Month + 1.2145%, 5.3645%, 3/15/38ž,‡	215,202	214,491
Life Financial Services Trust 2022-BMR2 A1, CME Term SOFR 1 Month + 1.2952%, 5.4454%, 5/16/39ž,‡	2,823,000	2,745,267
Life Financial Services Trust 2022-BMR2 B, CME Term SOFR 1 Month + 1.7939%, 5.9441%, 5/16/39ž,‡	1,059,000	977,045
Madison Park Funding Ltd 2019-34A A2RR, CME Term SOFR 3 Month + 1.6000%, 5.9178%, 10/16/37ž,‡	823,000	825,191
Madison Park Funding Ltd 2022-55A A1R, CME Term SOFR 3 Month + 1.3600%, 5.6890%, 7/20/37ž,‡	2,526,000	2,533,788
Madison Park Funding Ltd 2022-62A A1R2, CME Term SOFR 3 Month + 1.3000%, 5.6229%, 7/16/38ž,‡	1,720,000	1,725,888
Madison Park Funding Ltd 2025-73A A1, CME Term SOFR 3 Month + 1.3000%, 5.2630%, 10/18/38ž,‡	1,850,000	1,854,722
Magnetite CLO Ltd 2025-50A A1, CME Term SOFR 3 Month + 1.2800%, 5.5888%, 7/26/38ž,‡	1,357,000	1,361,410
Marlette Funding Trust 2023-2A B, 6.5400%, 6/15/33ž	59,204	59,245

	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
Mello Mortgage Capital Acceptance Trust 2021-INV3 A11, US 30 Day Average SOFR + 0.9500%, 5.0000%, 10/25/51ž,‡	$1,493,909	$1,394,729
Mello Mortgage Capital Acceptance Trust 2024-SD1 A1, 4.0000%, 4/25/54ž,Ç	553,108	544,052
MHC Commercial Mortgage Trust 2021-MHC A, CME Term SOFR 1 Month + 0.9154%, 5.0654%, 4/15/38ž,‡	392,755	392,628
MHC Commercial Mortgage Trust 2021-MHC C, CME Term SOFR 1 Month + 1.4654%, 5.6154%, 4/15/38ž,‡	1,437,654	1,436,977
Morgan Stanley Residential Mortgage Loan Trust 2025-SPL1 A1, US 30 Day Average SOFR + 1.4000%, 4.2500%, 2/25/65ž,‡	651,000	635,524
Neuberger Berman CLO Ltd 2019-32RA A, CME Term SOFR 3 Month + 1.3100%, 5.6390%, 7/20/39ž,‡	1,617,259	1,620,161
New Residential Mortgage Loan Trust 2024-NQM2 A1, US 30 Day Average SOFR + 0.1400%, 5.1170%, 9/25/64ž,‡	1,026,232	1,027,792
New Residential Mortgage Loan Trust 2024-RTL1 A1, 6.6640%, 3/25/39ž,Ç	2,019,946	2,035,573
New Residential Mortgage Loan Trust 2024-RTL2 A1, 5.4430%, 9/25/39ž,Ç	646,000	651,212
NRTH PARK Mortgage Trust 2024-PARK A, CME Term SOFR 1 Month + 1.6413%, 5.7915%, 3/15/41ž,‡	2,673,000	2,670,465
NRTH PARK Mortgage Trust 2025-PARK A, CME Term SOFR 1 Month + 1.3933%, 5.5433%, 10/15/40ž,‡	1,332,000	1,328,578
NRZ Excess Spread Collateralized Notes 2020-PLS1 A, 3.8440%, 12/25/25ž	169,220	168,491
NRZ Excess Spread Collateralized Notes 2021-FHT1 A, 3.1040%, 7/25/26ž	322,537	315,886
NRZ Excess Spread Collateralized Notes 2024-FNT1 A, 7.3980%, 11/25/31ž,Ç	806,849	815,468
Oak Hill Credit Partners 2020-7A A1R2, CME Term SOFR 3 Month + 1.2800%, 5.5438%, 7/19/38ž,‡	1,700,000	1,704,250
Oak Hill Credit Partners 2021-9A A2R, CME Term SOFR 3 Month + 1.5800%, 5.9055%, 10/19/37ž,‡	1,175,000	1,180,611
Oak Street Investment Grade Net Lease Fund 2020-1A A1, 1.8500%, 11/20/50ž	960,618	916,889
Oasis Securitization 2024-1A A, 5.8800%, 9/30/38§	335,000	334,369
Oasis Securitization 2025-1A A, 6.3550%, 8/15/39ž	966,000	971,384
OCCU Auto Receivables Trust 2023-1A A3, 6.2300%, 6/15/28ž	1,465,489	1,477,312
OCCU Auto Receivables Trust 2025-1A A3, 4.8100%, 11/15/29ž	909,000	917,942
OCP CLO Ltd 2020-18A A2R2, CME Term SOFR 3 Month + 1.5700%, 5.8955%, 7/20/37ž,‡	634,793	636,360
OCP CLO Ltd 2020-8RA AR, CME Term SOFR 3 Month + 1.2500%, 5.5724%, 10/17/36ž,‡	1,777,880	1,780,137
OCP CLO Ltd 2025-44A A, CME Term SOFR 3 Month + 1.3000%, 5.5622%, 10/25/38ž,‡	917,000	919,869
Octagon Investment Partners 42 Ltd 2019-3A A2RR, CME Term SOFR 3 Month + 1.5600%, 5.8776%, 7/15/37ž,‡	300,000	300,736
Onslow Bay Financial LLC 2022-INV1 A1, 3.0000%, 12/25/51ž,‡	513,434	443,258
Onslow Bay Financial LLC 2022-INV1 A18, 3.0000%, 12/25/51ž,‡	1,358,881	1,168,936
Onslow Bay Financial LLC 2024-NQM4 A3, 6.3210%, 1/25/64ž,Ç	294,969	297,404
Pretium Mortgage Credit Partners LLC 2025-RPL1 A1, 4.0000%, 7/25/69ž,Ç	842,862	823,074
Pretium Mortgage Credit Partners LLC 2025-RPL2 A1, 4.0000%, 8/25/64ž,Ç	944,078	922,138
PRP Advisors LLC 2024-RCF2 A1, 3.7500%, 3/25/54ž,Ç	552,514	541,378
PRP Advisors LLC 2025-RCF4 A1, 4.5000%, 8/25/55ž,Ç	616,907	610,646
PRP Advisors LLC 2025-RPL3 A1, 3.2500%, 4/25/55ž,Ç	2,334,085	2,267,818
PRP Advisors LLC 2025-RPL4 A1, 3.0000%, 5/25/55ž,Ç	1,201,124	1,127,323
QTS Issuer ABS I LLC 2025-1A A2, 5.4390%, 5/25/55ž	3,340,000	3,409,311
QTS Issuer ABS I LLC 2025-1A B, 5.9280%, 5/25/55ž	4,177,000	4,225,614
RCKT Trust 2025-1A A, 4.9000%, 7/25/34ž	2,053,858	2,065,352
Reach Financial LLC 2024-1A A, 6.3000%, 2/18/31ž	62,660	62,785
Saluda Grade Alternative Mortgage Trust 2023-FIG3 A, 7.0670%, 8/25/53ž,‡	293,366	302,904
Saluda Grade Alternative Mortgage Trust 2023-FIG4 A, 6.7180%, 11/25/53ž,‡	908,553	937,210
Saluda Grade Alternative Mortgage Trust 2024-CES1 A1, 6.3060%, 3/25/54ž,‡	512,085	517,945
Saluda Grade Alternative Mortgage Trust 2024-FIG5 A, 6.2550%, 4/25/54ž,‡	646,849	652,514
Saluda Grade Alternative Mortgage Trust 2024-RTL4 A1, 7.5000%, 2/25/30ž,Ç	2,106,427	2,119,753
Saluda Grade Alternative Mortgage Trust 2024-RTL5 A1, 7.7620%, 4/25/30ž,Ç	1,160,968	1,175,438
Saluda Grade Alternative Mortgage Trust 2024-RTL6 A1, 7.4390%, 7/25/30ž,Ç	1,303,500	1,315,581
Santander Bank Auto Credit-Linked Notes 2023-B A2, 5.6440%, 12/15/33ž	1,174,995	1,193,800
Santander Bank Auto Credit-Linked Notes 2024-A B, 5.6220%, 6/15/32ž	1,642,204	1,660,661
SCG Hotel Issuer Inc 2025-DLFN A, CME Term SOFR 1 Month + 1.2000%, 5.3502%, 3/15/35ž,‡	1,988,000	1,980,729
SELF Commercial Mortgage Trust 2024-STRG A, CME Term SOFR 1 Month + 1.5423%, 5.6924%, 11/15/34ž,‡	1,874,000	1,870,230
Sierra Receivables Funding Co LLC 2021-1A A, 0.9900%, 11/20/37ž	296,767	294,566
Sixth Street CLO Ltd 2017-9A AR, CME Term SOFR 3 Month + 1.3800%, 5.7055%, 7/21/37ž,‡	1,771,000	1,775,628
SMRT 2022-MINI A, CME Term SOFR 1 Month + 1.0000%, 5.1510%, 1/17/39ž,‡	2,805,000	2,797,685
SoFi Professional Loan Program 2020-C Trust, 1.9500%, 2/15/46ž	893,435	846,774

	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
SREIT Trust 2021-MFP A, CME Term SOFR 1 Month + 0.8453%, 4.9954%, 11/15/38ž,‡	$2,714,491	$2,708,177
Taco Bell Funding LLC 2021-1A A2II, 2.2940%, 8/25/51ž	383,175	353,492
TEXAS Commercial Mortgage Trust 2025-TWR A, CME Term SOFR 1 Month + 1.2931%, 5.4433%, 4/15/42ž,‡	551,000	549,368
Texas Debt Capital CLO Ltd 2023-2A A1R, CME Term SOFR 3 Month + 1.3700%, 5.6955%, 10/21/37ž,‡	1,821,000	1,826,030
THE 2023-MIC Trust 2023-MIC A, 8.7315%, 12/5/38ž,‡	1,278,485	1,384,711
The Huntington National Bank 2024-1 B1, 6.1530%, 5/20/32ž	939,140	951,583
The Huntington National Bank 2024-2 B1, 5.4420%, 10/20/32ž	480,651	485,287
Toorak Mortgage Corp 2025-RRTL1 A1, 5.5240%, 2/25/40ž,Ç	520,000	523,315
TYSN 2023-CRNR Mortgage Trust 2023-CRNR A, 6.7991%, 12/10/33ž,‡	758,943	801,032
TYSN 2023-CRNR Mortgage Trust 2023-CRNR B, 6.7991%, 12/10/33ž,‡	1,530,716	1,533,625
US Bank National Association 2023-1 B, 6.7890%, 8/25/32ž	533,902	539,931
USASF Receivables LLC 2021-1A C, 2.2000%, 5/15/26ž	795,715	661,252
VASA Trust 2021-VASA A, CME Term SOFR 1 Month + 1.0145%, 5.1655%, 7/15/39ž,‡	1,260,000	1,229,489
Voya CLO Ltd 2024-4A A2, CME Term SOFR 3 Month + 1.5500%, 5.8755%, 7/20/37ž,‡	708,713	710,289
Wells Fargo Commercial Mortgage Trust 2024-MGP A11, CME Term SOFR 1 Month + 1.9907%, 6.1409%, 8/15/41ž,‡	2,579,934	2,570,276
Wells Fargo Commercial Mortgage Trust 2025-VTT A, 5.2704%, 3/15/38ž,‡	2,050,000	2,057,533
Wendy's Funding LLC 2021-1A A2I, 2.3700%, 6/15/51ž	497,521	460,224
Westgate Resorts 2022-1A A, 1.7880%, 8/20/36ž	115,270	114,686
Westlake Automobile Receivable Trust 2025-P1 A3, 4.5800%, 6/15/29ž	2,248,000	2,265,999
Wingspire Equipment Finance LLC 2025-1A A2, 4.3300%, 9/20/33ž	2,310,000	2,309,440
Woodward Capital Management 2021-3 A21, US 30 Day Average SOFR + 0.8000%, 5.0000%, 7/25/51ž,‡	1,045,225	969,667
Woodward Capital Management 2023-CES1 A1A, 6.5150%, 6/25/43ž,‡	365,663	368,087
Woodward Capital Management 2024-CES1 A1A, 6.0250%, 2/25/44ž,‡	668,657	675,409
Woodward Capital Management 2024-CES2 A1A, 6.1410%, 4/25/44ž,‡	1,394,989	1,410,750
Woodward Capital Management 2024-CES5 A1A, 5.8460%, 8/25/44ž,Ç	1,196,826	1,205,093
Woodward Capital Management 2024-CES6 A1A, 5.3440%, 9/25/44ž,Ç	973,458	974,755
Woodward Capital Management 2024-CES7 A1A, 5.1580%, 10/25/44ž,Ç	1,491,520	1,493,285
Woodward Capital Management 2024-CES9 A1A, 5.5820%, 12/25/44ž,Ç	790,843	798,745
Woodward Capital Management 2025-CES1 A1A, 5.6530%, 1/25/45ž,Ç	135,215	136,584
Woodward Capital Management 2025-CES2 A1A, 5.5030%, 2/25/55ž,Ç	813,062	821,295
Woodward Capital Management 2025-CES3 A1A, 5.5530%, 3/25/55ž,Ç	475,424	480,788
Woodward Capital Management 2025-CES6 A1A, 5.4720%, 6/25/55ž,Ç	442,589	446,938
Woodward Capital Management 2025-CES7 A1A, 5.3770%, 7/25/55ž,Ç	602,031	607,241
Woodward Capital Management 2025-CES8 A1A, 5.1477%, 8/25/55ž,‡	1,049,522	1,048,749
Woodward Capital Management 2025-CES9 A1A, 4.7950%, 9/25/55ž,Ç	713,000	712,994
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $318,184,524)		317,883,579
Bank Loans and Mezzanine Loans – 3.4%
Basic Industry – 0.1%
Qnity Electronics Inc, CME Term SOFR 1 Month + 2.0000%, 6.3513%, 8/12/32ƒ,‡	564,000	563,295
Capital Goods – 0.5%
EMRLD Borrower LP, CME Term SOFR 3 Month + 2.5000%, 6.5660%, 8/4/31‡	3,344,387	3,328,301
Consumer Cyclical – 0.8%
Delta 2 Lux Sarl, CME Term SOFR 3 Month + 2.0000%, 6.0015%, 9/30/31‡	1,072,657	1,072,324
Delta 2 Lux Sarl, CME Term SOFR 3 Month + 2.0000%, 6.2956%, 9/30/31‡	2,145,309	2,144,644
UFC Holdings LLC, CME Term SOFR 3 Month + 2.0000%, 6.0378%, 11/21/31‡	2,108,516	2,110,814
		5,327,782
Consumer Non-Cyclical – 0.4%
Concentra Health Services Inc, CME Term SOFR 1 Month + 2.0000%, 6.1634%, 7/26/31‡	1,253,708	1,257,632
Lavender US Holdco 1 Inc, CME Term SOFR 1 Month + 3.2500%, 7.3929%, 9/27/32ƒ,‡	1,491,032	1,491,032
		2,748,664
Electric – 0.1%
Alpha Generation LLC, CME Term SOFR 1 Month + 2.0000%, 6.1634%, 9/30/31‡	1,050,065	1,047,965
Financial Institutions – 0.1%
Deep Blue Operating I LLC, CME Term SOFR 1 Month + 2.7500%, 6.9731%, 9/17/32ƒ,‡	996,838	996,838
Technology – 0.1%
Clearwater Analytics LLC, CME Term SOFR 6 Month + 2.2500%, 6.4605%, 4/21/32‡	770,000	770,000

	Shares or Principal Amounts	Value
Bank Loans and Mezzanine Loans – (continued)
Transportation – 1.3%
First Student Bidco Inc, CME Term SOFR 3 Month + 2.5000%, 6.7114%, 8/15/30‡	$2,754,104	$2,754,105
First Student Bidco Inc, CME Term SOFR 3 Month + 2.5000%, 6.7114%, 8/15/30‡	503,933	504,144
Genesee & Wyoming Inc, CME Term SOFR 3 Month + 1.7500%, 5.7515%, 4/10/31‡	4,751,065	4,730,731
Stonepeak Nile Parent LLC, CME Term SOFR 3 Month + 2.7500%, 7.0794%, 4/9/32‡	1,453,000	1,451,910
		9,440,890
Total Bank Loans and Mezzanine Loans (cost $24,233,448)		24,223,735
Corporate Bonds – 28.5%
Banking – 7.1%
American Express Co, SOFR + 1.3300%, 6.3380%, 10/30/26‡	2,284,000	2,287,880
Bank of America Corp, SOFR + 1.9900%, 6.2040%, 11/10/28‡	2,851,000	2,971,025
Bank of America Corp, SOFR + 1.0000%, 5.1620%, 1/24/31‡	2,356,000	2,431,593
Citigroup Inc, SOFR + 1.1710%, 4.5030%, 9/11/31‡	2,541,000	2,542,374
Discover Financial Services, 4.1000%, 2/9/27	5,394,000	5,377,277
Fifth Third Bancorp, SOFR + 2.3400%, 6.3390%, 7/27/29‡	1,256,000	1,323,403
Goldman Sachs Group Inc, SOFR + 1.0780%, 5.2070%, 1/28/31‡	2,559,000	2,641,612
JPMorgan Chase & Co, SOFR + 1.1900%, 5.0400%, 1/23/28‡	1,557,000	1,574,659
JPMorgan Chase & Co, SOFR + 1.0100%, 5.1400%, 1/24/31‡	1,562,000	1,613,126
Morgan Stanley, SOFR + 1.5900%, 5.1640%, 4/20/29‡	1,918,000	1,963,325
Morgan Stanley, SOFR + 1.6300%, 5.4490%, 7/20/29‡	2,175,000	2,247,448
Morgan Stanley Bank NA, SOFR + 0.9060%, 5.0160%, 1/12/29‡	2,610,000	2,656,756
Morgan Stanley Private Bank NA, SOFR + 1.0800%, 4.7340%, 7/18/31‡	4,119,000	4,180,510
PNC Financial Services Group Inc/The, SOFR + 1.0720%, 5.2220%, 1/29/31‡	1,124,000	1,161,341
Toronto-Dominion Bank/The, US Treasury Yield Curve Rate 5 Year + 2.7210%, 6.3500%, 10/31/85‡	1,164,000	1,166,910
Truist Financial Corp, SOFR + 1.6200%, 5.4350%, 1/24/30‡	1,123,000	1,161,973
US Bancorp, SOFR + 1.5600%, 5.3840%, 1/23/30‡	2,970,000	3,070,738
US Bancorp, SOFR + 1.0610%, 5.0460%, 2/12/31‡	3,563,000	3,654,329
Wells Fargo & Co, SOFR + 0.7800%, 4.9000%, 1/24/28‡	3,421,000	3,452,457
Wells Fargo & Co, SOFR + 1.5100%, 3.5260%, 3/24/28‡	3,116,000	3,088,191
		50,566,927
Basic Industry – 0.3%
FMG Resources (August 2006) Pty Ltd, 4.5000%, 9/15/27ž	2,526,000	2,514,479
Brokerage – 1.5%
Citadel Securities Global Holdings LLC, 5.5000%, 6/18/30ž	812,000	833,403
LPL Holdings Inc, 5.7000%, 5/20/27	4,883,000	4,975,061
LPL Holdings Inc, 4.9000%, 4/3/28	3,579,000	3,617,693
LPL Holdings Inc, 5.1500%, 6/15/30	1,552,000	1,579,635
		11,005,792
Capital Goods – 2.3%
Amcor Flexibles North America Inc, 4.8000%, 3/17/28	4,144,000	4,190,462
Berry Global Inc, 5.8000%, 6/15/31	5,049,000	5,338,270
Boeing Co/The, 2.1960%, 2/4/26	3,735,000	3,706,713
JH North America Holdings Inc, 5.8750%, 1/31/31ž	1,050,000	1,066,080
Regal Rexnord Corp, 6.0500%, 2/15/26	1,890,000	1,899,149
		16,200,674
Communications – 0.3%
Virgin Media Secured Finance PLC, 5.5000%, 5/15/29ž	2,502,000	2,473,714
Consumer Cyclical – 2.2%
Carnival Corp, 5.1250%, 5/1/29ž	4,726,000	4,726,000
Carvana Co, 9.0000%, 6/1/30ž	2,355,604	2,464,608
Flutter Treasury DAC, 5.8750%, 6/4/31ž	741,000	752,130
Ford Motor Credit Co LLC, 5.8000%, 3/8/29	3,531,000	3,583,230
NCL Corporation Ltd, 5.8750%, 1/15/31ž	3,204,000	3,203,880
Stellantis Finance US Inc, 5.3500%, 3/17/28ž	398,000	403,028
Stellantis Finance US Inc, 5.7500%, 3/18/30ž,#	728,000	740,488
		15,873,364
Consumer Non-Cyclical – 2.5%
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC, 6.5000%, 2/15/28ž	1,938,000	1,968,542
CVS Health Corp, 4.3000%, 3/25/28	3,663,000	3,665,414
CVS Health Corp, 3.2500%, 8/15/29	2,577,000	2,470,434
Heartland Dental LLC / Heartland Dental Finance Corp, 10.5000%, 4/30/28ž	503,000	530,003
Illumina Inc, 5.8000%, 12/12/25	2,951,000	2,954,959
Solventum Corp, 5.4500%, 2/25/27	426,000	432,912
Solventum Corp, 5.4000%, 3/1/29	1,041,000	1,074,302

	Shares or Principal Amounts	Value
Corporate Bonds – (continued)
Consumer Non-Cyclical – (continued)
Teva Pharmaceutical Finance Netherlands III BV, 3.1500%, 10/1/26	$1,864,000	$1,830,863
Teva Pharmaceutical Finance Netherlands IV BV, 5.7500%, 12/1/30	2,609,000	2,687,033
		17,614,462
Electric – 1.0%
NRG Energy Inc, 4.7340%, 10/15/30ž	3,186,000	3,184,992
PSEG Power LLC, 5.2000%, 5/15/30ž	1,542,000	1,581,946
Southern California Edison Co, 5.8500%, 11/1/27	2,077,000	2,131,045
		6,897,983
Energy – 3.1%
Civitas Resources Inc, 8.3750%, 7/1/28ž	3,416,000	3,540,851
Columbia Pipelines Holding Company LLC, 6.0550%, 8/15/26ž	1,572,000	1,593,170
DT Midstream Inc, 4.1250%, 6/15/29ž	5,499,000	5,365,177
Hess Midstream Operations LP, 5.8750%, 3/1/28ž	1,730,000	1,763,528
Hess Midstream Operations LP, 6.5000%, 6/1/29ž	2,197,000	2,265,843
Occidental Petroleum Corp, 5.2000%, 8/1/29	1,841,000	1,868,059
Occidental Petroleum Corp, 8.8750%, 7/15/30	840,000	970,485
Occidental Petroleum Corp, 6.6250%, 9/1/30	1,596,000	1,709,991
Sunoco LP, 5.6250%, 3/15/31ž	1,397,000	1,386,694
Viper Energy Partners LLC, 4.9000%, 8/1/30	1,334,000	1,343,947
		21,807,745
Finance Companies – 2.4%
Ares Capital Corp, 5.1000%, 1/15/31	3,485,000	3,459,863
Avolon Holdings Funding Ltd, 2.1250%, 2/21/26ž	1,342,000	1,328,179
GGAM Finance Ltd, 5.8750%, 3/15/30ž	1,873,000	1,896,406
Macquarie Airfinance Holdings Ltd, 6.4000%, 3/26/29ž	912,000	960,442
Owl Rock Capital Corp, 3.1250%, 4/13/27	4,908,000	4,777,138
Rocket Cos Inc, 6.1250%, 8/1/30ž	4,543,000	4,662,572
		17,084,600
Financial Institutions – 0.3%
Atlas Warehouse Lending Co LP, 6.0500%, 1/15/28ž	1,020,000	1,043,362
Atlas Warehouse Lending Co LP, 6.2500%, 1/15/30ž	1,007,000	1,035,405
		2,078,767
Insurance – 0.3%
Centene Corp, 4.2500%, 12/15/27	2,006,000	1,969,927
Professional Services – 1.2%
Booz Allen Hamilton Inc, 3.8750%, 9/1/28ž	3,591,000	3,520,936
Booz Allen Hamilton Inc, 4.0000%, 7/1/29ž,#	4,940,000	4,819,279
		8,340,215
Real Estate Investment Trusts (REITs) – 0.6%
American Tower Trust I, 5.4900%, 3/15/28ž	4,241,000	4,310,989
Technology – 3.4%
Broadcom Inc, 4.6000%, 7/15/30	4,941,000	5,015,701
CrowdStrike Holdings Inc, 3.0000%, 2/15/29#	2,435,000	2,320,212
Intel Corp, 3.7500%, 3/25/27	4,685,000	4,656,596
Marvell Technology Inc, 4.7500%, 7/15/30	2,765,000	2,801,014
Molex Electronic Technologies LLC, 4.7500%, 4/30/28ž	1,645,000	1,661,113
MSCI Inc, 4.0000%, 11/15/29ž	3,430,000	3,351,109
Oracle Corp, 4.4500%, 9/26/30	2,049,000	2,047,995
Synopsys Inc, 4.6500%, 4/1/28	1,810,000	1,830,258
Western Digital Corp, 4.7500%, 2/15/26	321,000	320,813
		24,004,811
Total Corporate Bonds (cost $199,677,916)		202,744,449
Mortgage-Backed Securities – 3.9%
Fannie Mae:
3.5000%, TBA, 30 Year Maturity	382,459	349,519
4.5000%, TBA, 30 Year Maturity	1,885,000	1,828,424
		2,177,943
Fannie Mae Pool:
MA3521, 4.0000%, 11/1/48	463,050	443,109
BN3899, 4.0000%, 12/1/48	68,100	65,167
CA3683, 4.5000%, 6/1/49	23,187	22,798
CA4035, 4.5000%, 8/1/49	36,543	35,930
MA3908, 4.5000%, 1/1/50	50,841	49,991
FS5362, 4.5000%, 12/1/50	634,771	624,165
FS2546, 4.0000%, 3/1/51	35,844	34,300
20510401, 3.0000%, 4/1/51	206,537	183,868
BV4144, 3.0000%, 3/1/52	790,559	702,963
BV5379, 3.0000%, 4/1/52	695,332	621,142
BV5380, 3.0000%, 4/1/52	603,814	536,842

	Shares or Principal Amounts	Value
Mortgage-Backed Securities – (continued)
Fannie Mae Pool – (continued)
BV5394, 3.5000%, 4/1/52	$582,868	$540,816
FS1301, 3.5000%, 4/1/52	539,569	497,812
BV5393, 3.5000%, 4/1/52	312,604	290,400
BV8485, 3.5000%, 4/1/52	191,633	177,807
BV4203, 3.5000%, 4/1/52	111,338	103,438
BV8484, 3.5000%, 4/1/52	100,068	92,960
BV6879, 4.5000%, 4/1/52	100,153	97,696
BV7632, 4.5000%, 4/1/52	90,503	88,283
BW0081, 4.5000%, 4/1/52	56,617	55,220
BV7132, 4.5000%, 4/1/52	39,860	38,876
BW0072, 4.5000%, 4/1/52	33,618	32,788
BV7131, 4.5000%, 4/1/52	31,836	31,050
CB3501, 3.5000%, 5/1/52	901,034	830,673
BW0343, 4.5000%, 5/1/52	163,587	159,550
FS2420, 3.5000%, 7/1/52	2,309,641	2,139,158
BW7369, 5.0000%, 10/1/52	538,491	540,377
BW1288, 5.0000%, 10/1/52	240,583	241,040
CB6686, 4.5000%, 7/1/53	511,414	502,588
CB6851, 4.5000%, 8/1/53	350,037	343,979
CB7430, 5.5000%, 11/1/53	351,951	361,830
FS8037, 6.0000%, 1/1/54	42,932	44,676
CB8134, 5.5000%, 3/1/54	659,390	677,280
FS7607, 6.0000%, 3/1/54	37,396	38,770
FS7643, 6.0000%, 4/1/54	134,008	139,372
CB8543, 6.0000%, 5/1/54	1,108,868	1,149,493
20550801, 6.0000%, 8/1/55	787,461	810,639
BF0598, 2.5000%, 3/1/62	2,074,500	1,734,064
		15,080,910
Freddie Mac Pool:
ZT1320, 4.0000%, 11/1/48	41,582	39,791
ZA7158, 4.5000%, 6/1/49	33,580	32,938
RA1087, 4.5000%, 7/1/49	231,802	227,369
RA1088, 4.5000%, 7/1/49	43,387	42,660
RA1188, 4.5000%, 8/1/49	228,067	223,704
RA1999, 4.5000%, 1/1/50	159,826	156,769
SD8040, 4.5000%, 1/1/50	39,099	38,445
SD1551, 4.0000%, 3/1/50	489,203	468,136
SD1143, 4.5000%, 9/1/50	1,405,876	1,385,500
QC5848, 2.5000%, 8/1/51	1,009,225	859,530
QD9513, 2.5000%, 2/1/52	81,143	69,117
QE0318, 4.5000%, 3/1/52	26,695	26,040
QE1073, 3.5000%, 4/1/52	69,884	64,921
QD9191, 3.5000%, 4/1/52	55,941	51,972
SD7023, 3.0000%, 6/1/52	1,903,435	1,689,211
SD1840, 3.0000%, 6/1/52	1,341,332	1,190,869
SD1352, 3.5000%, 7/1/52	903,389	836,706
QF2386, 5.0000%, 10/1/52	1,005,197	1,004,611
QF2145, 5.0000%, 10/1/52	33,272	33,335
SD4294, 5.5000%, 9/1/53	253,909	260,453
SD4009, 6.0000%, 9/1/53	75,927	78,980
QI2699, 5.5000%, 4/1/54	167,777	172,567
RJ1341, 6.0000%, 4/1/54	802,537	831,940
SL1226, 5.5000%, 5/1/55	655,402	669,883
RJ4363, 5.5000%, 6/1/55	182,147	186,390
		10,641,837
Total Mortgage-Backed Securities (cost $28,165,267)		27,900,690
United States Treasury Notes/Bonds – 19.3%
3.7500%, 8/31/26	12,971,000	12,971,405
4.2500%, 12/31/26	17,094,000	17,204,176
3.7500%, 4/30/27	36,856,500	36,908,329
3.8750%, 5/31/27	8,057,000	8,085,011
3.7500%, 6/30/27	29,290,600	29,343,232
3.6250%, 8/31/27	22,320,000	22,319,128
3.3750%, 9/15/28	10,839,000	10,765,329
3.6250%, 9/30/30	65,000	64,670
Total United States Treasury Notes/Bonds (cost $137,363,409)		137,661,280
Investment Companies – 1.7%
Money Markets – 1.7%
Janus Henderson Cash Liquidity Fund LLC, 4.0538%ºº,£ (cost $12,199,244)	12,196,804	12,199,244

	Shares or Principal Amounts	Value
Investments Purchased with Cash Collateral from Securities Lending – 0.4%
Investment Companies – 0.3%
Janus Henderson Cash Collateral Fund LLC, 4.0644%ºº,£	1,981,092	$1,981,092
Time Deposits – 0.1%
Royal Bank of Canada, 4.0800%, 10/1/25	$495,273	495,273
Total Investments Purchased with Cash Collateral from Securities Lending (cost $2,476,365)		2,476,365
Total Investments (total cost $722,300,173) – 101.9%		725,089,342
Liabilities, net of Cash, Receivables and Other Assets – (1.9)%		(13,189,456)
Net Assets – 100%		$711,899,886

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$707,334,542	97.6%
Israel	4,517,896	0.6
Ireland	3,976,715	0.5
United Kingdom	3,434,156	0.5
Australia	2,514,479	0.3
Luxembourg	2,144,644	0.3
Canada	1,166,910	0.2
Total	$725,089,342	100.0%

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 6/30/25	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 9/30/25	Ending Shares	Dividend Income
Investment Companies - 1.7%
Money Markets - 1.7%
Janus Henderson Cash Liquidity Fund LLC, 4.0538%ºº
	$30,248,194	$73,672,582	$(91,720,361)	$(1,171)	$-	$12,199,244	12,196,804	$276,319
Investments Purchased with Cash Collateral from Securities Lending - 0.3%
Investment Companies - 0.3%
Janus Henderson Cash Collateral Fund LLC, 4.0644%ºº
	3,422,392	7,792,696	(9,233,996)	-	-	1,981,092	1,981,092	1,754 ∆
Total Affiliated Investments - 2.0%
	$33,670,586	$81,465,278	$(100,954,357)	$(1,171)	$-	$14,180,336	14,177,896	$278,073

Schedule of Futures
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/(Depreciation)
Futures Long:
2 Year US Treasury Note	1,129	1/6/26	$235,281,837	$(53,717)
Ultra 10-Year Treasury Note	55	12/31/25	6,329,297	(32,182)
Ultra Long Term US Treasury Bond	17	12/31/25	2,041,063	37,651
Total - Futures Long				(48,248)
Futures Short:
10 Year US Treasury Note	139	12/31/25	(15,637,500)	(36,016)
5 Year US Treasury Note	145	1/6/26	(15,833,320)	42,036
US Treasury Long Bond	142	12/31/25	(16,556,313)	(352,159)
Total - Futures Short				(346,139)
Total				$(394,387)

Average Ending Monthly Value of Derivative Instruments During the Period Ended September 30, 2025
Futures contracts:
Average notional amount of contracts - long	$271,143,280
Average notional amount of contracts - short	60,548,830

Notes to Schedule of Investments (unaudited)
IBOR	Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company
SOFR	Secured Overnight Financing Rate
TBA
(To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when specific mortgage pools are assigned.

ž
Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended September 30,
2025 is $388,497,558, which represents 54.6% of net assets.

ƒ
All or a portion of this position is not funded, or has been purchased on a delayed delivery or when-issued basis. If applicable, interest rates will be determined and interest will begin to accrue at a future date.

‡
Variable or floating rate security. Rate shown is the current rate as of September 30, 2025. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset  date and may vary by security, which may not indicate a reference rate and/or spread in their description.

ºº	Rate shown is the 7-day yield as of September 30, 2025.
#	Loaned security; a portion of the security is on loan at September 30, 2025.
Ç	Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.
£
The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
§	Schedule of Restricted Securities (as of September 30, 2025)

	Acquisition Date	Cost	Value	Value as a % of Net Assets
Oasis Securitization 2024-1A A, 5.8800%, 9/30/38	9/24/2024	$334,950	$334,369	0.0%
The Fund has registration rights for certain restricted securities held as of September 30, 2025. The issuer incurs all registration costs.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of September 30, 2025.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$-	$317,883,579	$-
Bank Loans and Mezzanine Loans	-	24,223,735	-
Corporate Bonds	-	202,744,449	-
Mortgage-Backed Securities	-	27,900,690	-
United States Treasury Notes/Bonds	-	137,661,280	-
Investment Companies	-	12,199,244	-
Investments Purchased with Cash Collateral from Securities Lending	-	2,476,365	-
Total Investments in Securities	$-	$725,089,342	$-
Other Financial Instruments(a):
Futures Contracts	79,687	-	-
Total Assets	$79,687	$725,089,342	$-
Liabilities
Other Financial Instruments(a):
Futures Contracts	$474,074	$-	$-

(a)
Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and centrally cleared swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options, written swaptions, and OTC swaps are reported at their market value at measurement date.

Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities, and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of September 30, 2025 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual financial statements.
125-25-70290 11-25